Segment Information Level 4 (Details) - EBITDA by Segment (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Earnings from unconsolidated entities, net of taxes	$ 17		$ 19		$ 16
EPCD [Member]
Segment Reporting Information [Line Items]
Segment EBITDA [Line Items]	258	[1]	337	[1]	506	[1]
Earnings from unconsolidated entities, net of taxes	16		18		16
FPD [Member]
Segment Reporting Information [Line Items]
Segment EBITDA [Line Items]	231	[2]	201	[2]	180	[2]
Earnings from unconsolidated entities, net of taxes	1
FPD [Member] | Maximum [Member]
Segment Reporting Information [Line Items]
Earnings from unconsolidated entities, net of taxes			1		1
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Segment EBITDA [Line Items]	$ (67)		$ (48)		$ (51)

[1]	Included in the Epoxy, Phenolic and Coating Resins Segment EBITDA are “Earnings from unconsolidated entities, net of taxes” of $16, $18 and $16 for the years ended December 31, 2013, 2012 and 2011, respectively.
[2]	Included in the Forest Products Resins Segment EBITDA are “Earnings from unconsolidated entities, net of taxes” of $1, $1 and less than $1 for the years ended December 31, 2013, 2012 and 2011, respectively.